Income Taxes (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025		Dec. 31, 2024
Income Taxes [Line Items]
Loss before income taxes	$ (1,146,096)	$ (603,084)	$ (5,167,569)		$ (3,122,557)
Deffered tax assets valuation allowance			2,021,678		813,512
Income Taxes Paid			$ 0		$ 0
Federal tax rate			21.00%	[1]	21.00%
Federal [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			$ 7,300,000		$ 1,700,000
Federal tax rate			21.00%
State [Member]
Income Taxes [Line Items]
Net operating loss carryforwards			$ 7,000,000		$ 1,400,000
Maximum [Member]
Income Taxes [Line Items]
Deffered tax assets valuation allowance			2,000,000
Minimum [Member]
Income Taxes [Line Items]
Deffered tax assets valuation allowance			$ 1,200,000

[1]	We apply the federal tax rate of 21% which is the federal statutory rate of the United States. State taxes are primarily driven by North Carolina.